CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes
SCHEDULE OF CONVERTIBLE NOTES

Table 10: Details of Convertible Notes

	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate	Maturity (Calendar Year)
Balance as of December 31, 2024	$—	$—	$—
Issuance	440,217	(53,717)	386,500	18.0%	2026
Amortization	—	4,476	4,476
Balance as of March 31, 2025	440,217	(49,241)	390,976	18.0%	2026
Issuance	2,050,000	(60,000)	1,990,000	15.1%	2026
Conversion to equity	(2,490,217)	82,465	(2,407,752)	18.0%	2026
Amortization	—	26,776	26,776
Balance as of June 30, 2025	—	—	—
Issuance	—	—	—
Balance as of September 30, 2025	—	—	—
Issuance	192,897	—	192,897	12.0%	2027
Balance as of December 31, 2025	192,897	—	192,897	12.0%	2027
Issuance	—	—	—
Balance as of March 31, 2026	192,897	—	192,897	12.0%	2027
Issuance	2,927,355	—	2,927,355	12.0%	2027
Conversion to equity	(433,504)	—	(433,504)	12.0%	2027
Balance as of June 30, 2026	$2,686,748	$—	$2,686,748	12.0%	2027

Table 12: Details of Convertible Notes
	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate	Maturity (Calendar Year)
Balance as of December 31, 2024	$-	$-	$-
Issuance	440,217	(53,717)	386,500	18.0%	2026
Amortization	-	4,476	4,476
Balance as of March 31, 2025	440,217	(49,241)	390,976	18.0%	2026
Issuance	2,050,000	(60,000)	1,990,000	15.1%	2026
Conversion to equity	(2,490,217)	82,465	(2,407,752)	18.0%	2026
Amortization	-	26,776	26,776
Balance as of June 30, 2025	-	-	-
Issuance	-	-	-
Balance as of September 30, 2025	-	-	-
Issuance	192,897	-	192,897	12.0%	2027
Balance as of December 31, 2025	$192,897	$-	$192,897